Intangible Assets and Goodwill - Goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill
Goodwill, carrying amount	R$ 1,394,351	R$ 916,767
Fair value assumptions
Goodwill impairment	0	0	R$ 0
Core
Goodwill
Goodwill, carrying amount	918,091	755,539
Value -in-use	2,372,829	R$ 2,130,003
Carrying amount	R$ 2,099,723
Fair value assumptions
Discount rate (as a percent)	11.10%	12.70%
Core | Gross margin
Fair value assumptions
Gross margin (as a percent)	74.80%
Core | Gross margin | Decrease in basis points
Fair value assumptions
Increase (decrease) in basis points	(1.80%)
Gross margin (as a percent)	73.00%
Core | Discount rate
Fair value assumptions
Discount rate (as a percent)	11.10%
Core | Discount rate | Increase in basis points
Fair value assumptions
Increase (decrease) in basis points	1.80%
Discount rate (as a percent)	12.90%
Core | Budget period
Fair value assumptions
Growth rate (as a percent)	9.20%	11.10%
Core | Beyond budget period
Fair value assumptions
Growth rate (as a percent)	3.20%	4.30%
Supplemental
Goodwill
Goodwill, carrying amount	R$ 476,260	R$ 161,228
Value -in-use	1,349,754	R$ 854,855
Carrying amount	R$ 812,614
Fair value assumptions
Discount rate (as a percent)	12.40%	14.50%
Supplemental | Gross margin
Fair value assumptions
Gross margin (as a percent)	82.40%
Supplemental | Gross margin | Decrease in basis points
Fair value assumptions
Gross margin (as a percent)	80.60%
Supplemental | Discount rate
Fair value assumptions
Discount rate (as a percent)	12.40%
Supplemental | Discount rate | Increase in basis points
Fair value assumptions
Discount rate (as a percent)	14.20%
Supplemental | Budget period
Fair value assumptions
Growth rate (as a percent)	17.30%	18.30%
Supplemental | Beyond budget period
Fair value assumptions
Growth rate (as a percent)	3.20%	4.30%